UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6663

SB Adjustable Rate Income Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: February 28, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SB ADJUSTABLE RATE INCOME FUND

FORM N-Q

FEBRUARY 28, 2006

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
ASSET-BACKED SECURITIES - 15.9%
Credit Card - 0.6%
$3,700,000	AAA	Advanta Business Card Master Trust, Series 2003-B, Class A, 4.920% due 12/22/08 (a)	$3,705,913
200,000	AAA	First North American National Bank, Series 2003-A, Class A, 5.050% due 5/16/11 (a)	200,319

		Total Credit Card	3,906,232

Diversified Financial Services (a)(b) - 2.6%
		Business Loan Express:
4,300,188	Aaa(c)	Series 2001-2A, Class A, 5.161% due 1/25/28	4,319,591
2,744,333	Aaa(c)	Series 2002-1A, Class A, 5.211% due 7/25/28	2,763,651
2,436,637	AAA	Series 2002-AA, Class A, 5.311% due 6/25/28	2,454,893
6,710,842	AAA	Series 2003-AA, Class A, 5.520% due 5/15/29 (d)	6,862,012

		Total Diversified Financial Services	16,400,147

Home Equity - 11.9%
		Amortizing Residential Collateral Trust:
10,000,000	AA+	Series 2002-BC4, Class M1, 5.281% due 7/25/32 (a)(d)	10,071,230
409,462	AAA	Series 2002-BC6, Class A2, 4.931% due 8/25/32 (a)	410,643
3,426,202	AA	Bayview Financial Acquisition Trust, Series 2003-BA, Class M1, 6.081% due 4/25/33 (a)(b)	3,429,241
		Bear Stearns Asset-Backed Securities Inc.:
760,069	AAA	Series 2003-SD1, Class A, 5.031% due 12/25/33 (a)	764,504
3,818,736	AAA	Series 2003-SD3, Class A, 5.061% due 10/25/33 (a)	3,827,638
3,500,000	AAA	Carrington Mortgage Loan Trust, Series 2005-NC2, Class A2, 4.821% due 5/25/35 (a)	3,502,900
667,341	AAA(e)	Cendant Mortgage Corp., Series 2003-A, Class A3, 5.131% due 7/25/43 (a)(b)	669,981
3,200,000	AA+	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE16, Class M1, 5.231% due 11/25/31 (a)	3,205,525
194,138	AAA	First Franklin Mortgage Loan Trust, Series 2002-FF3, Class A2, 5.041% due 8/25/32 (a)	194,433
		GMAC Mortgage Corp. Loan Trust:
1,927,720	AAA	Series 2003-HE2, Class A2, 3.140% due 6/25/25	1,918,099
973,308	AAA	Series 2004-HE2, Class A2, 2.880% due 10/25/33 (a)	959,291
1,810,978	AAA	MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class A2, 5.001% due 12/25/32 (a)	1,816,041
7,549,000	AA	New Century Home Equity Loan Trust, Series 2004-2, Class M2, 5.201% due 8/25/34 (a)(d)	7,593,143
10,000,000	AA	NovaStar Home Equity Loan Trust, Series 2003-1, Class M1, 5.531% due 5/25/33 (a)(d)	10,041,044
10,000,000	AAA	Option One Mortgage Loan Trust, Series 2003-1, Class M1, 5.481% due 2/25/33 (a)(d)	10,067,824
95,870	AA	PBG Equipment Trust, Series 1A, Class A, 6.270% due 1/20/12 (b)	96,039
		Renaissance Home Equity Loan Trust:
2,401,480	AAA	Series 2003-1, Class A, 5.011% due 6/25/33 (a)	2,407,405
2,004,553	AAA	Series 2003-2, Class A, 5.021% due 8/25/33 (a)	2,007,541
5,987,595	AAA	Series 2003-3, Class A, 5.081% due 12/25/33 (a)	6,027,336
5,000,000	AA	Saxon Asset Securities Trust, Series 2003-1, Class M1, 5.281% due 6/25/33 (a)	5,032,865
209,343	Aaa(c)	Specialty Underwriting & Residential Finance Trust, Series 2003-BC1, Class A, 4.921% due 1/25/34 (a)	209,557
905,216	AAA	Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2, 4.921% due 1/25/33 (a)	907,292

		Total Home Equity	75,159,572

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Student Loan (a) - 0.8%
		Saco I Trust:
$2,025,816	AAA	Series 2005-10, Class 1A, 4.841% due 6/25/36	$2,026,534
2,650,555	AAA	Series 2005-WM3, Class A1, 4.841% due 9/25/35	2,652,350

		Total Student Loan	4,678,884

		TOTAL ASSET-BACKED SECURITIES (Cost - $99,582,505)	100,144,835

COLLATERALIZED MORTGAGE OBLIGATIONS - 48.4%
		Banc of America Mortgage Securities, Inc.:
1,287,450	AAA	Series 2003-B, Class 1A1, 5.425% due 3/25/33 (a)	1,287,717
4,533,136	Aaa(c)	Series 2005-A, Class 2A1, 4.464% due 2/25/35 (a)	4,428,101
		Bear Stearns Alternate-A Trust:
978,491	AAA	Series 2004-11, Class 1A2, 5.001% due 11/25/34 (a)	980,511
3,480,964	AAA	Series 2005-2, Class 1A1, 4.831% due 3/25/35 (a)	3,483,253
		Bear Stearns ARM Trust:
3,414,911	AAA	Series 2004-12, Class 1A1, 4.216% due 2/25/35 (a)	3,356,826
6,139,301	AAA	Series 2005-6, Class 1A1, 5.125% due 8/25/35 (a)	6,111,005
4,660,394	AAA	Bear Stearns Asset-Backed Securities Inc., Series 2003-AC5, Class A3, 5.181% due 10/25/33 (a)	4,664,483
		Countrywide Home Loan Mortgage Pass-Through Trust:
4,779,625	AAA	Series 2002-26, Class A4, 5.161% due 12/25/17 (a)	4,793,881
6,855,909	AAA	Series 2003-20, Class 3A6, 5.031% due 7/25/18 (a)(d)	6,868,074
3,079,725	AAA	Series 2003-37, Class 2A1, 4.245% due 9/25/33 (a)	3,027,825
2,187,924	AAA	Credit-Based Asset Servicing & Securitization, Series 2001-CB3, Class A1A, 4.921% due 10/25/30 (a)	2,190,560
2,909,058	AAA	Deutsche Mortgage Securities Inc., Series 2004-4, Class 7AR2, 5.031% due 6/25/34 (a)	2,892,224
		Federal Home Loan Mortgage Corp. (FHLMC):
1,461,980	AAA	Series 2525, Class AM, 4.500% due 4/15/32	1,321,810
1,245,335	AAA	Series 2537, Class LA, PAC, 4.250% due 5/15/30	1,234,063
1,270,330	AAA	Series 2579, Class WF, 5.020% due 11/15/26 (a)	1,272,927
4,000,000	AAA	Series 2852, Class TE, PAC, 5.000% due 1/15/13	3,991,694
5,717,849	AAA	Series 2866, Class WA, PAC, 5.000% due 8/15/16	5,705,234
1,188,516	AAA	STRIPS, Series 19, Class F, 4.280% due 6/1/28 (a)	1,185,056
		Federal National Mortgage Association (FNMA):
		Grantor Trust:
818,273	AAA	Series 2000-T6, Class A3, 5.293% due 1/25/28 (a)	828,773
1,382,541	AAA	Series 2002-T6, Class A1, 3.310% due 2/25/32	1,283,520
5,881,570	AAA	Series 2002-T18, Class A5, 5.138% due 5/25/42 (a)	5,955,362
7,301,860	AAA	Series 2002-T19, Class A4, 5.127% due 3/25/42 (a)(d)	7,387,006
7,881,668	AAA	Series 2004-T3, Class 2A, 5.053% due 8/25/43 (a)(d)	7,983,177
		REMIC Trust:
2,713,443	AAA	Series 1997-20, Class F, 3.915% due 3/25/27 (a)	2,697,691
4,035,314	AAA	Series 2003-111, Class HR, PAC, 3.750% due 5/25/30	3,913,309
6,887,505	AAA	Series 2003-117, Class KF, PAC, 4.981% due 8/25/33 (a)(d)	6,923,289
6,691,446	AAA	Series 2004-31, Class FG, 4.981% due 8/25/33 (a)	6,715,275
1,572,717	AAA	Series 1993-251, Class PH, PAC, 6.500% due 7/25/23	1,576,149
8,391,842	AAA	Series 2005-17, Class FA, 4.881% due 3/25/35 (a)(d)	8,377,498
3,581,567	AAA	Series 2005-86, Class FC, 4.881% due 10/25/35 (a)	3,571,907
		Federal National Mortgage Association (FNMA) Whole Loan:
5,727,826	AAA	Series 2003-W6, Class 6A, 5.172% due 8/25/42 (a)	5,805,121
1,078,136	AAA	Series 2003-W8, Class 3F1, 4.981% due 5/25/42 (a)	1,080,830
499,024	AAA	Series 2003-W18, Class 1A3, 4.732% due 8/25/43	497,674
3,066,907	AAA	First Horizon Alternative Mortgage Securities, Series 2005-AA12, Class 1A1, 6.009% due 2/25/36 (a)	3,094,915

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,779,502	AAA	First Republican Mortgage Loan Trust, Series 2000-FRB1, Class A2, 4.896% due 6/25/30 (a)	$1,778,112
8,960,083	Aaa(c)	First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.309% due 4/18/29 (a)	273,035
5,571,190	AAA	GMAC Commercial Mortgage Asset Corp., Series 2003-SNFA, Class A, 5.370% due 1/17/18 (a)(b)	5,580,827
1,472,191	AAA	GS Mortgage Securitiess Corp. II, Series 2000-1A, Class A, 4.920% due 3/20/23 (a)(b)	1,476,682
		IMPAC CMB Trust:
733,771	AA+	Series 2003-3, Class M1, 5.856% due 3/25/33 (a)	734,825
711,632	AA+	Series 2003-8, Class 1A2, 5.081% due 10/25/33 (a)	712,275
3,756,812	AAA	IMPAC Secured Assets Corp., Series 2004-3, Class 1A4, 4.981% due 11/25/34 (a)	3,769,297
4,609,156	AAA	Indymac Index Mortgage Loan Trust, Series 2005-AR21, Class 4A1, 5.458% due 10/25/35 (a)	4,573,403
3,575,235	Aaa(c)	JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class X, IO, 1.411% due 9/15/29 (a)	117,871
19,837,497	AAA	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class X, IO, 0.493% due 10/15/35 (a)	365,926
3,374,949	AAA	Lehman Structured Securities Corp., Series 2005-1, Class A1, 4.874% due 9/26/45 (a)(b)	3,384,266
6,707,505	AAA	MASTR ARM Trust, Series 2003-6, Class 5A1, 3.892% due 12/25/33 (a)	6,707,505
4,538,750	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A2, Class A4, 4.496% due 2/25/35 (a)	4,452,473
		MLCC Mortgage Investors Inc.:
292,323	AAA	Series 1997-B, Class A, 4.750% due 3/16/26 (a)	293,008
121,200	AAA	Series 1999-A, Class A, 4.950% due 3/15/25 (a)	121,767
7,344,616	AAA	Series 2003-A, Class 2A2, 5.374% due 3/25/28 (a)(d)	7,366,650
		Residential Asset Securitization Trust:
838,260	AAA	Series 2003-A3, Class A, 5.031% due 4/25/33 (a)	838,934
3,367,844	AAA	Series 2003-A5, Class A5, 5.030% due 6/25/33 (a)	3,374,144
4,792,935	AAA	Series 2003-A11, Class A2, PAC, 5.031% due 11/25/33 (a)	4,800,414
2,775,479	AAA	Series 2004-A2, Class 1A3, PAC, 4.981% due 5/25/34 (a)	2,785,904
5,021,889	AAA	Residential Funding Mortgage Securities I Trust, Series 2003-S10, Class A2, 4.981% due 6/25/33 (a)	5,025,871
		Sequoia Mortgage Trust:
1,760,397	AAA	Series 2003-2, Class A1, 4.900% due 6/20/33 (a)	1,762,067
4,633,766	AAA	Series 9, Class 2A, 5.793% due 9/20/32 (a)	4,659,107
		Structured ARM Loan Trust:
1,745,273	AAA	Series 2004-1, Class 2A, 4.891% due 2/25/34 (a)	1,748,079
2,142,536	AAA	Series 2004-2, Class 1A1, 6.280% due 3/25/34 (a)	2,164,381
4,767,769	Aaa(c)	Series 2004-17, Class A1, 4.602% due 11/25/34 (a)	4,785,319
5,504,244	AAA	Series 2005-18, Class 9A1, 5.250% due 9/25/35 (a)	5,463,978
		Structured Asset Mortgage Investments Inc.:
		Series 2002-AR1:
3,256,598	AAA	Class 1A, 6.002% due 3/25/32 (a)	3,273,635
5,081,376	AAA	Class 2A, 5.172% due 3/25/32 (a)	5,113,988
2,678,054	AAA	Series 2003-CL1, Class 1F2, 5.181% due 7/25/32 (a)	2,687,356
5,751,217	AAA	Series 2005-AR3, Class 2A1, 5.644% due 8/25/35 (a)	5,862,722
		Series 2005-AR7:
6,101,156	AAA	Class 1A1, 5.499% due 12/27/35 (a)	6,216,643
2,971,781	AAA	Class 1A2, 4.961% due 12/27/35 (a)	2,971,781
		Structured Asset Securities Corp.:
3,358,767	AAA	Series 1998-3, Class M1, 5.581% due 3/25/28 (a)	3,362,875
3,877,032	AA	Series 1998-8, Class M1, 5.521% due 8/25/28 (a)	3,881,600
2,004,354	AAA	Series 2002-11A, Class 1A1, 5.579% due 6/25/32 (a)	2,014,921

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
		Series 2002-18A:
$2,614,912	AAA	Class 1A1, 6.574% due 9/25/32 (a)	$2,648,421
887,622	AAA	Class 4A, 5.867% due 9/25/32 (a)	896,154
2,113,296	AAA	Series 2003-8, Class 2A9, 5.081% due 4/25/33 (a)	2,118,052
214,464	AAA	Series 2003-NP3, Class A1, 5.081% due 11/25/33 (a)(b)	214,692
4,703,288	AAA	Series 2005-5N, Class 3A3A, 4.771% due 11/25/35 (a)	4,705,204
4,054,763	AAA	Series 2005-RF3, Class 2A, 4.968% due 6/25/35 (a)(b)	4,115,584
		Thornburg Mortgage Securities Trust:
2,295,758	AAA	Series 2004-1, Class I2A, 5.031% due 3/25/44 (a)	2,302,791
3,833,146	AAA	Series 2004-3, Class A, 4.951% due 9/25/34 (a)	3,853,563
4,276,668	AAA	Series 2005-3, Class A4, 4.851% due 10/25/35 (a)	4,269,834
		Washington Mutual:
10,000,000	AAA	Series 2003-AR10, Class A6, 4.066% due 10/25/33 (a)(d)	9,744,846
2,742,802	AAA	Series 2003-S4, Class 2A9, 5.731% due 6/25/33 (a)	2,730,632
4,501,341	AAA	Series 2004-AR2, Class A, 5.018% due 4/25/44 (a)	4,533,416
5,449,258	AAA	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR1, Class 1A1, 5.959% due 11/25/30 (a)	5,436,967
		Wells Fargo Mortgage Backed Securities Trust:
3,304,135	Aaa(c)	Series 2003-4, Class A17, PAC, 4.500% due 6/25/33	3,243,558
3,647,014	Aaa(c)	Series 2003-5, Class A4, PAC, 4.981% due 5/25/33 (a)	3,668,325
5,058,739	AAA	Series 2004-N, Class A2, 3.599% due 8/25/34 (a)	5,049,418
4,558,991	AAA	Series 2004-Y, Class 1A1, 4.570% due 11/25/34 (a)	4,465,571

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $307,779,805)	304,985,409

FACE AMOUNT		SECURITY	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 33.0%
U.S. Government Agencies - 33.0%
		Federal Home Loan Mortgage Corp. (FHLMC):
		3/1 Hybrid ARM:
147,573		5.956% due 8/1/29 (a)	151,883
1,538,473		5.473% due 8/1/32 (a)	1,557,789
1,329,695		5.829% due 8/1/32 (a)	1,344,109
		5/1 Hybrid ARM:
1,131,856		6.001% due 12/1/26 (a)	1,160,089
566,566		5.451% due 7/1/29 (a)	580,021
2,451,433		5.497% due 7/1/29 (a)	2,501,207
4,218,899		3.943% due 7/1/33 (a)	4,095,702
1,481,863		5.625% due 8/1/34 (a)	1,514,107
		Five Year CMT ARM:
427,704		6.080% due 8/1/25 (a)	428,661
152,186		6.684% due 12/1/30 (a)	155,324
		Gold Fifteen Year:
13,481		6.000% due 5/1/08	13,601
14,846		6.000% due 6/1/08	14,983
27,907		6.000% due 11/1/08	28,195
235,193		6.000% due 3/1/09	239,286
32,610		6.000% due 4/1/09	33,208
30,545		6.000% due 7/1/09	30,989
92,306		6.000% due 3/1/11	93,493
174,966		6.000% due 5/1/11	177,218
189,311		6.000% due 6/1/11	191,907
770,557		6.500% due 9/1/14	789,619
875,080		6.000% due 10/1/15	889,728
898,401		6.000% due 4/1/17	913,980

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies (continued)
$288,459	6.000% due 5/1/17	$293,466
589,644	6.000% due 6/1/17	599,878
21,679	Gold Thirty Year, 6.500% due 4/1/29	22,271
	One Year CMT ARM:
533,965	5.813% due 12/1/23 (a)	550,040
283,953	4.889% due 2/1/24 (a)	285,121
2,011,475	5.662% due 4/1/26 (a)	2,042,729
2,936,377	5.413% due 11/1/26 (a)	2,999,496
3,545,868	5.641% due 6/1/29 (a)	3,615,843
2,048,649	5.392% due 7/1/29 (a)	2,098,362
673,888	5.834% due 3/1/31 (a)	690,033
61,252	5.575% due 5/1/31 (a)	61,576
9,458,007	4.854% due 3/1/33 (a)(d)	9,464,766
3,032,206	3.318% due 10/1/33 (a)	2,993,639
	One Year LIBOR:
5,660,780	4.067% due 5/1/33 (a)	5,578,029
3,437,806	4.854% due 5/1/33 (a)	3,394,118
167,218	Six Month LIBOR, 6.128% due 7/1/27 (a)	168,929
371,146	Three Year CMT ARM, 6.045% due 12/1/30 (a)	377,102
	Federal National Mortgage Association (FNMA):
2,170,753	11th District COFI, 5.573% due 2/1/31 (a)	2,171,451
461,527	Fifteen Year, 5.500% due 3/1/11	464,590
1,259,889	Five Year CMT ARM, 6.527% due 5/1/30 (a)	1,286,422
	One Year CMT ARM:
698,675	5.429% due 11/1/18 (a)	716,495
467,770	5.615% due 4/1/20 (a)	473,764
303,808	6.173% due 7/1/21 (a)	309,440
155,592	5.689% due 8/1/22 (a)	158,188
262,852	6.051% due 7/1/23 (a)	269,091
425,072	4.622% due 8/1/23 (a)	425,079
618,028	5.786% due 2/1/24 (a)	637,015
190,959	5.759% due 12/1/25 (a)	195,162
433,861	6.141% due 1/1/27 (a)	447,265
1,692,453	5.457% due 7/1/27 (a)	1,753,321
523,528	4.850% due 8/1/27 (a)	527,259
62,720	5.270% due 2/1/28 (a)	63,921
311,993	5.574% due 3/1/28 (a)	316,836
1,061,069	5.959% due 2/1/29 (a)	1,077,706
1,123,495	6.873% due 8/1/29 (a)	1,148,035
45,762	5.485% due 9/1/29 (a)	45,961
1,692,854	5.744% due 11/1/29 (a)	1,732,239
496,337	6.681% due 1/1/30 (a)	503,278
444,864	6.416% due 5/1/30 (a)	451,205
1,160,557	6.144% due 9/1/30 (a)	1,167,560
2,982,216	5.894% due 12/1/30 (a)	3,076,032
425,316	5.546% due 1/1/31 (a)	435,868
439,893	5.710% due 2/1/31 (a)	443,950
897,971	5.683% due 3/1/31 (a)	922,110
219,877	6.492% due 4/1/31 (a)	220,898
566,438	7.044% due 4/1/31 (a)	572,948
1,312,559	5.542% due 7/1/31 (a)	1,343,876
2,047,337	6.146% due 9/1/31 (a)	2,053,671
274,911	6.239% due 9/1/31 (a)	278,625
636,294	6.278% due 10/1/31 (a)	642,448
470,508	5.473% due 3/1/32 (a)	479,721

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies (continued)
$1,248,202	5.451% due 5/1/32 (a)	$1,269,075
422,934	5.181% due 6/1/32 (a)	424,299
2,376,773	5.953% due 7/1/32 (a)	2,420,005
2,614,734	4.709% due 9/1/32 (a)	2,628,389
419,683	6.225% due 11/1/32 (a)	434,486
6,609,822	4.763% due 12/1/32 (a)	6,612,014
2,437,268	4.596% due 1/1/33 (a)	2,442,022
3,426,908	5.836% due 1/1/33 (a)	3,485,294
5,291,203	4.598% due 4/1/33 (a)	5,180,936
3,350,227	4.046% due 5/1/33 (a)	3,299,781
4,484,420	4.198% due 7/1/33 (a)	4,365,695
1,930,898	4.383% due 7/1/33 (a)	1,887,781
	One Year LIBOR:
1,466,807	5.328% due 8/1/32 (a)	1,470,833
1,825,046	4.983% due 11/1/32 (a)	1,816,936
1,388,887	4.476% due 3/1/33 (a)	1,377,914
2,473,254	3.130% due 8/1/33 (a)	2,444,447
6,493,862	4.432% due 2/1/34 (a)	6,358,576
4,483,931	3.385% due 4/1/34 (a)	4,421,491
4,757,494	4.304% due 3/1/35 (a)	4,659,482
	Six Month CD ARM:
1,058,785	5.042% due 12/1/20 (a)	1,065,486
110,219	5.380% due 6/1/24 (a)	112,329
896,677	5.888% due 7/1/24 (a)	918,132
578,325	5.490% due 9/1/24 (a)	589,977
1,909,867	5.959% due 9/1/24 (a)	1,955,991
	Six Month LIBOR:
451,285	6.250% due 11/1/31 (a)	457,424
2,101,770	6.181% due 1/1/33 (a)	2,149,688
5,957,099	4.620% due 2/1/33 (a)	5,954,701
5,780,107	4.870% due 2/1/33 (a)	5,763,764
6,228,609	4.437% due 4/1/33 (a)	6,161,446
1,646,089	4.651% due 4/1/33 (a)	1,644,134
1,665,349	6.013% due 4/1/33 (a)	1,695,463
5,137,829	4.563% due 5/1/33 (a)	5,114,701
3,847,462	4.437% due 6/1/33 (a)	3,805,099
	Three Year CMT ARM:
294,944	5.676% due 9/1/21 (a)	299,077
3,650,516	6.165% due 6/1/30 (a)	3,676,575
107,802	Government National Mortgage Association (GNMA), Fifteen Year,
	6.000% due 12/15/08	109,120
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
372,860	4.375% due 2/20/16 (a)	374,107
420,831	4.375% due 6/20/17 (a)	420,247
1,195,960	4.750% due 9/20/20 (a)	1,203,869
641,790	4.375% due 3/20/21 (a)	645,585
2,392,989	4.375% due 6/20/22 (a)	2,394,526
538,741	4.750% due 8/20/22 (a)	541,293
1,414,778	5.125% due 10/20/22 (a)	1,424,556
678,477	5.125% due 11/20/22 (a)	683,190
292,450	5.125% due 12/20/22 (a)	294,190
501,370	4.375% due 5/20/23 (a)	501,323
385,037	4.375% due 1/20/24 (a)	386,377
886,464	4.375% due 3/20/24 (a)	890,210
481,100	4.375% due 5/20/26 (a)	482,001
1,002,213	4.750% due 9/20/27 (a)	1,007,087

See Notes to Schedule of Investments.

SB ADJUSTABLE RATE INCOME FUND

Schedule of Investments (unaudited) (continued)	February 28, 2006

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies (continued)
$985,287	5.125% due 10/20/27 (a)	$993,664
2,779,424	4.375% due 4/20/32 (a)	2,789,700
1,128,395	4.375% due 5/20/32 (a)	1,132,533
5,158,239	4.500% due 7/20/32 (a)	5,140,267
3,916,064	4.500% due 8/20/32 (a)	3,902,445
854,675	4.500% due 9/20/32 (a)	852,369
4,888,452	3.500% due 7/20/34 (a)	4,686,598

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $211,751,224)	208,170,627

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $619,113,534)	613,300,871

SHORT-TERM INVESTMENT - 2.8%
Commercial Paper - 2.8%
17,778,000	Ebury Finance Ltd., 4.591% due 3/1/06 (b)(f) (Cost - $17,778,000)	17,778,000

	TOTAL INVESTMENTS - 100.1% (Cost - $636,891,534#)	631,078,871
	Liabilities in Excess of Other Assets - (0.1)%	(444,568)

	TOTAL NET ASSETS - 100.0%	$630,634,303

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2006. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Rating by Moody’s Investors Service.
(d)	All or a portion of this security is segregated for open futures contracts.
(e)	Rating by Fitch Ratings Service.
(f)	Yield disclosed is the yield to maturity on date of purchase.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 8 and 9 for definitionS of ratings.

Abbreviations used in this schedule:
ARM	—	Adjustable Rate Mortgage
CD	—	Certificate of Deposit
CMT	—	Constant Maturity Treasury
COFI	—	Cost of Funds Index
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Seperate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Rating Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The SB Adjustable Rate Income Fund (the “Fund”), a diversified investment fund and a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO’s”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO’s”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,035,920
Gross unrealized depreciation	(6,848,583)

Net unrealized depreciation	$(5,812,663)

At February 28, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 2-Year Notes	525	3/06	$107,590,208	$107,288,672	$301,536

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SB Adjustable Rate Income Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 28, 2006

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 28, 2006